Operating Leases (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Apr. 02, 2019	Mar. 31, 2019
Operating lease liablity	$ 203,401	$ 203,401	$ 240,718	$ 240,718
Operating lease right of use asset, amortization	$ 12,219	36,265
Lease expenses		$ 43,241
Malayan Banking (Maybank) [Member]
Operating lease, discount rate			4.325%
Berhad's (Maybank) [Member]
Operating lease, effective lending rate, percentage			4.20%
OCBC Bank Berhad's (OCBC) [Member]
Operating lease, effective lending rate, percentage			4.45%